Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2030 Fund
December 31, 2022
AFF30-NPRT3-0323
1.811336.118
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $4,408,049)	4,430,000	4,409,254

Domestic Equity Funds - 32.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	10,253,163	122,627,835
Fidelity Advisor Series Growth Opportunities Fund (c)	9,898,018	86,706,635
Fidelity Advisor Series Small Cap Fund (c)	4,676,251	49,474,736
Fidelity Series All-Sector Equity Fund (c)	5,097,159	44,498,198
Fidelity Series Commodity Strategy Fund (c)	202,571	21,338,826
Fidelity Series Large Cap Stock Fund (c)	10,874,815	179,760,691
Fidelity Series Large Cap Value Index Fund (c)	1,393,062	19,210,329
Fidelity Series Opportunistic Insights Fund (c)	7,435,395	106,400,501
Fidelity Series Small Cap Opportunities Fund (c)	5,154,726	60,155,658
Fidelity Series Stock Selector Large Cap Value Fund (c)	9,475,627	112,759,960
Fidelity Series Value Discovery Fund (c)	7,842,161	115,750,293
TOTAL DOMESTIC EQUITY FUNDS (Cost $817,059,522)		918,683,662

International Equity Funds - 30.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,512,502	59,249,150
Fidelity Series Emerging Markets Fund (c)	3,966,519	30,700,854
Fidelity Series Emerging Markets Opportunities Fund (c)	17,696,745	276,423,153
Fidelity Series International Growth Fund (c)	10,497,626	149,696,150
Fidelity Series International Small Cap Fund (c)	2,767,088	41,063,582
Fidelity Series International Value Fund (c)	14,902,286	149,469,932
Fidelity Series Overseas Fund (c)	13,774,548	149,591,592
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $784,286,548)		856,194,413

Bond Funds - 36.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	13,836,781	106,543,212
Fidelity Series Emerging Markets Debt Fund (c)	2,032,636	14,919,548
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	566,310	4,921,237
Fidelity Series Floating Rate High Income Fund (c)	297,903	2,615,592
Fidelity Series High Income Fund (c)	1,842,069	14,847,078
Fidelity Series International Credit Fund (c)	194,970	1,501,269
Fidelity Series International Developed Markets Bond Index Fund (c)	12,695,999	106,773,351
Fidelity Series Investment Grade Bond Fund (c)	61,575,569	606,519,359
Fidelity Series Long-Term Treasury Bond Index Fund (c)	25,685,819	150,518,897
Fidelity Series Real Estate Income Fund (c)	651,657	6,151,642
TOTAL BOND FUNDS (Cost $1,200,073,016)		1,015,311,185

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	5,112,805	5,113,828
Fidelity Series Government Money Market Fund 4.35% (c)(e)	21,990,811	21,990,811
Fidelity Series Short-Term Credit Fund (c)	3,588	34,262
TOTAL SHORT-TERM FUNDS (Cost $27,138,787)		27,138,901

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,832,965,922)	2,821,737,415
NET OTHER ASSETS (LIABILITIES) - 0.0%	(199,019)
NET ASSETS - 100.0%	2,821,538,396

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	393	Mar 2023	44,132,672	(117,439)	(117,439)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	66	Mar 2023	7,123,359	(52,065)	(52,065)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	127	Mar 2023	17,057,688	37,141	37,141

TOTAL PURCHASED					(132,363)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	119	Mar 2023	22,972,950	641,643	641,643
MSCI EAFE Index Future (United States)	153	Mar 2023	14,912,910	240,497	240,497
MSCI Emerging Markets Index Future (United States)	195	Mar 2023	9,354,150	87,886	87,886

TOTAL SOLD					970,026

TOTAL FUTURES CONTRACTS					837,663
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,409,254.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	2,651,893	35,050,394	32,588,459	53,563	53	(53)	5,113,828	0.0%
Total	2,651,893	35,050,394	32,588,459	53,563	53	(53)	5,113,828

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	137,793,553	30,880,821	14,126,358	6,313,274	(1,830,292)	(30,089,889)	122,627,835
Fidelity Advisor Series Growth Opportunities Fund	94,502,979	32,934,549	12,465,704	434,981	(3,024,787)	(25,240,402)	86,706,635
Fidelity Advisor Series Small Cap Fund	62,545,241	8,992,663	11,107,739	4,509,629	(1,431,065)	(9,524,364)	49,474,736
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	12,266,170	12,303,137	-	36,967	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	87,808,843	46,538,917	6,179,931	6,610,708	(333,626)	(21,290,991)	106,543,212
Fidelity Series All-Sector Equity Fund	59,102,963	4,335,490	8,021,992	2,389,203	(1,247,697)	(9,670,566)	44,498,198
Fidelity Series Canada Fund	77,307,427	6,313,557	12,726,335	1,878,925	(181,921)	(11,463,578)	59,249,150
Fidelity Series Commodity Strategy Fund	49,864,325	27,880,201	29,607,783	23,567,578	(6,198,800)	(20,599,117)	21,338,826
Fidelity Series Emerging Markets Debt Fund	16,597,853	1,641,545	1,479,439	648,130	(197,472)	(1,642,939)	14,919,548
Fidelity Series Emerging Markets Debt Local Currency Fund	5,612,058	181,888	648,715	-	(88,225)	(135,769)	4,921,237
Fidelity Series Emerging Markets Fund	36,715,537	4,696,374	4,755,167	778,320	(820,318)	(5,135,572)	30,700,854
Fidelity Series Emerging Markets Opportunities Fund	330,872,482	41,540,414	46,966,277	6,646,647	(9,826,598)	(39,196,868)	276,423,153
Fidelity Series Floating Rate High Income Fund	3,392,195	217,715	849,407	138,102	(90,340)	(54,571)	2,615,592
Fidelity Series Government Money Market Fund 4.35%	13,551,946	27,049,272	18,610,407	137,957	-	-	21,990,811
Fidelity Series High Income Fund	20,222,174	1,217,146	4,442,079	778,789	(520,984)	(1,629,179)	14,847,078
Fidelity Series Inflation-Protected Bond Index Fund	23,061,684	409,266	22,844,923	322,521	521,568	(1,147,595)	-
Fidelity Series International Credit Fund	1,706,551	85,253	-	85,253	-	(290,535)	1,501,269
Fidelity Series International Developed Markets Bond Index Fund	101,923,080	29,721,217	13,586,809	828,592	(1,278,526)	(10,005,611)	106,773,351
Fidelity Series International Growth Fund	176,985,081	21,339,476	24,154,021	5,131,449	(3,884,977)	(20,589,409)	149,696,150
Fidelity Series International Small Cap Fund	48,761,896	4,086,365	3,339,805	2,482,969	(738,918)	(7,705,956)	41,063,582
Fidelity Series International Value Fund	179,116,446	20,052,785	34,221,190	5,025,440	(603,007)	(14,875,102)	149,469,932
Fidelity Series Investment Grade Bond Fund	735,865,825	84,803,160	146,224,951	15,236,231	(12,570,062)	(55,354,613)	606,519,359
Fidelity Series Large Cap Stock Fund	216,826,686	29,551,510	39,081,959	11,935,609	3,975,123	(31,510,669)	179,760,691
Fidelity Series Large Cap Value Index Fund	23,451,357	1,663,809	3,572,683	696,701	735,689	(3,067,843)	19,210,329
Fidelity Series Long-Term Treasury Bond Index Fund	170,410,396	38,425,953	17,731,612	3,162,971	(1,975,404)	(38,610,436)	150,518,897
Fidelity Series Opportunistic Insights Fund	127,346,178	23,060,187	16,077,138	5,047,402	(3,831,310)	(24,097,416)	106,400,501
Fidelity Series Overseas Fund	178,014,643	19,178,511	22,743,022	2,702,449	(3,234,573)	(21,623,967)	149,591,592
Fidelity Series Real Estate Income Fund	12,120,195	917,914	5,189,467	720,950	(17,583)	(1,679,417)	6,151,642
Fidelity Series Short-Term Credit Fund	3,396,357	51,598	3,391,036	6,035	(57,196)	34,539	34,262
Fidelity Series Small Cap Opportunities Fund	77,221,382	5,046,820	11,291,580	3,113,508	(1,502,802)	(9,318,162)	60,155,658
Fidelity Series Stock Selector Large Cap Value Fund	138,391,706	16,423,168	26,422,379	7,975,868	1,308,001	(16,940,536)	112,759,960
Fidelity Series Value Discovery Fund	140,961,665	12,825,216	27,665,743	6,074,485	5,724,014	(16,094,859)	115,750,293
	3,351,450,704	554,328,930	601,828,788	125,380,676	(43,185,121)	(448,551,392)	2,812,214,333

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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